Loans Payable (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 22, 2015	Nov. 06, 2015
Short-Term Loans	$ 145,000
Interest	8,663
Line of Credit				$ 3,500,000
Intial Tranche				$ 650,000
Second Tranche			$ 250,000
Total Advanced			$ 900,000
Loan Maturity Date		Nov. 06, 2016
Interest				12.00%
Repayment terms		Repayment terms are 20% of gross receipts until we reach $130,000 of repayments after which we pay 10% of gross receipts.
Repayment		$ 55,949
Balance Owing		$ 844,040
family trust of our Chief Executive Officer
Short-Term Loans	$ 130,000